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                                                  SEC USE ONLY

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 2006.

               (Please read instructions before preparing form.)

If amended report check here: [_]

                                Michael J. Puzo
                   Name of Institutional Investment Manager

  Hemenway & Barnes       60 State Street      Boston,      MA        02109
  Business Address           (Street)          (City)     (State)     (Zip)

                                (617) 227-7940
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2006


                                                  Michael J. Puzo
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  /s/ Michael J. Puzo
                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                             13F File No.:
-----                                                             -------------
1. Brian C. Broderick (12)*......................................   28-11136
2. Timothy F. Fidgeon............................................   28-06169
3. Roy A. Hammer.................................................   28-5798
4. Stephen W. Kidder (35)*.......................................   28-11134
5. Lawrence T. Perera............................................   28-06167
6. Kurt F. Somerville (32)*......................................   28-10379
7.
8.
9.
10.

* Refers to manager number on attached detail in Item 7.

                                                                      PAGE: 1
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                                  ITEM 5:                            ITEM 8:
                                         ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                ITEM 3:   FAIR      OR     INVESTMENT           -----------------
ITEM 1:           ITEM 2:        CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS   NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
-------------- --------------- --------- ------- --------- ----------- -------- ---- ------- ----
  AFLAC INC    COMMON STOCK    001055102  930245    20070      xx                       6410 1200
                                                               xx         12            2050
                                                               xx         32            2600
                                                               xx         35            7810
  ABBOTT       COMMON STOCK    002824100  259480     5950      xx                       4450
  LABS                                                         xx         35            1500
  AMAZON       CONV.           023135AF3 3695981  3855000      xx                     845000
  NOTE CONV    CORPORATE BONDS                                 xx         12          430000
  SUB DEB                                                      xx         32          540000
                                                               xx         35         2040000
  AMGEN INC.   COMMON STOCK    031162100 3481912    53379      xx                      19731  500
                                                               xx         12            2660
                                                               xx         32           13600
                                                               xx         35           16888
  ANALOG       COMMON STOCK    032654105 2211875    68820      xx                      19660
  DEVICES,                                                     xx         12            4950
  INC.                                                         xx         32           10200
                                                               xx         35           34010
  ANALOGIC     COMMON STOCK    032657207  638324    13695      xx                       2665
  CORP.                                                        xx         32            3300
                                                               xx         35            7730
  APTARGROUP   COMMON STOCK    038336103 2809265    56627      xx                      13115
  INC.                                                         xx         12            4050
                                                               xx         32           10400
                                                               xx         35           29062
  AUTOMATIC    COMMON STOCK    053015103 1476052    32548      xx                      17148
  DATA                                                         xx         12            1000
  PROCESSING                                                   xx         32           12800
                                                               xx         35            1600

                                                                      PAGE: 2
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                                  ITEM 5:                            ITEM 8:
                                         ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                ITEM 3:   FAIR      OR     INVESTMENT           -----------------
ITEM 1:           ITEM 2:        CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS   NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
-------------- --------------- --------- ------- --------- ----------- -------- ---- ------- ----
AVERY          COMMON STOCK    053611109  696720    12000      xx                       3000
DENNISON                                                       xx         12             600
CORP.                                                          xx         32             700
                                                               xx         35            7700
AVON           COMMON STOCK    054303102  306001     9871      xx                       9871
PRODUCTS INC.
B P PLC ADR    COMMON STOCK    055622104 4631919    66541      xx                      24549
                                                               xx         12            7835
                                                               xx         32           21473
                                                               xx         35           12684
BARRICK GOLD   COMMON STOCK    067901108  528360    17850      xx         35           17850
CORP
BEA SYSTEMS    CORPORATE BONDS 073325AD4 3712756  3755000      xx                     985000
INC.                                                           xx         12          435000
                                                               xx         32          660000
                                                               xx         35         1675000
BERKSHIRE      CLASS B         084670207  499052      164      xx                        136
HATHAWAY                                                       xx         12               4
INC.                                                           xx         32              24
BIOMET INC.    COMMON STOCK    090613100 1096433    35041      xx                       8285
                                                               xx         12            2610
                                                               xx         32             700
                                                               xx         35           23446
BRISTOL MYERS  COMMON STOCK    110122108  627881    24280      xx                      10900
SQUIBB CO.                                                     xx         32           12180
                                                               xx         35            1200

                                                                      PAGE: 3
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:              ITEM 2:          CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER    TITLE OF CLASS     NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------------- --------- ------- --------- ----------- -------- ---- ------ ----
 CANADIAN      COMMON STOCK         136375102 3155688   72130       xx                    24740
 NATIONAL                                                           xx         12          6920
 RAILWAY                                                            xx         32         14600
 CO.                                                                xx         35         25870
 CHEVRON       COMMON STOCK         166764100  200081    3224       xx                     1200
 CORP.                                                              xx         12          1624
                                                                    xx         32           400
 CISCO SYS     COMMON STOCK         17275R102  696284   35652       xx                     9604  1500
 INC.                                                               xx         12          2648
                                                                    xx         32         19300
                                                                    xx         35          2600
 COLGATE       COMMON STOCK         194162103  376052    6278       xx                     2600
 PALMOLIVE                                                          xx         32          2878
 CO.                                                                xx         35           800
 DOW           COMMON STOCK         260561105  955773   27300       xx                    26900
 JONES & CO.                                                        xx         32           400
 INC.
 DOW           CLASS B (RESTRICTED) 260561204  820985   23450       xx                    23450
 JONES & CO.
 INC.
 E I DU PONT   COMMON STOCK         263534109  411133    9883       xx                     2261
 DE                                                                 xx         12          2982
 NEMOURS &                                                          xx         32          4640
 CO.
 E M C CORP.   COMMON STOCK         268648102  864217   78780       xx                    35900
                                                                    xx         12          7180
                                                                    xx         32         32100
                                                                    xx         35          3600

                                                                      PAGE: 4
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                                   ITEM 5:                           ITEM 8:
                                          ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                 ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:             ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER   TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   -------------- --------- ------- --------- ----------- -------- ---- ------ ----
EMERSON ELECTRIC  COMMON STOCK  291011104 3025960   36105       xx                    12740
CO.                                                             xx         12          5035
                                                                xx         32          9600
                                                                xx         35          8730
ENCANA CORP.      COMMON STOCK  292505104 4198461   79758       xx                    31430
                                                                xx         12          8570
                                                                xx         32         19900
                                                                xx         35         19858
EXXON MOBIL       COMMON STOCK  30231G102 3315047   54035       xx                    14350  1200
CORP.                                                           xx         12         11335
                                                                xx         32         19700
                                                                xx         35          7450
FUEL CELL ENERGY  COMMON STOCK  35952H106  248170   25905       xx                    13125
INC.                                                            xx         12          2180
                                                                xx         32         10400
                                                                xx         35           200
GENERAL ELECTRIC  COMMON STOCK  369604103 3568777  108276       xx                    37131  1485
CO.                                                             xx         12         20000
                                                                xx         32         30800
                                                                xx         35         18860
HELMERICH &       COMMON STOCK  423452101  313352    5200       xx                     2800
PAYNE INC.                                                      xx         32          2200
                                                                xx         35           200
HEWLETT-PACKARD   COMMON STOCK  428236103  243936    7700       xx                     2200
CO.                                                             xx         32          4400
                                                                xx         35          1100

                                                                      PAGE: 5
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                              ITEM 5:                           ITEM 8:
                                     ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
ITEM 1:                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
NAME OF        ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
ISSUER      TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------     -------------- --------- ------- --------- ----------- -------- ---- ------ ----
INTEL CORP.  COMMON STOCK  458140100 3517223  185117       xx                    75237  1000
                                                           xx         12         14300
                                                           xx         32         45100
                                                           xx         35         49480
JOHNSON &    COMMON STOCK  478160104 5694977   95043       xx                    33097   600
JOHNSON                                                    xx         12         12074
                                                           xx         32         24630
                                                           xx         35         24642
ELI LILLY &  COMMON STOCK  532457108  237661    4300       xx         12          1600
CO.                                                        xx         32          2700
LINCOLN      COMMON STOCK  534187109 1915856   33945       xx                    12339
NATL CORP                                                  xx         12          6722
IND                                                        xx         32          8786
                                                           xx         35          6098
MERCK &      COMMON STOCK  589331107 1840444   50520       xx                    21210
CO. INC.                                                   xx         12          6410
                                                           xx         32         13850
                                                           xx         35          9050
MICROSOFT    COMMON STOCK  594918104 1807917   77593       xx                    17971   832
CORP.                                                      xx         12          3100
                                                           xx         32         35200
                                                           xx         35         20490
NOKIA        COMMON STOCK  654902204 1679331   82889       xx                    21690
CORP. ADR                                                  xx         12          4765
A                                                          xx         32         16900
                                                           xx         35         39534

                                                                      PAGE: 6
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                                 ITEM 5:                           ITEM 8:
                                        ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                               ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:           ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- --------- ------- --------- ----------- -------- ---- ------ ----
 NOVARTIS AG    COMMON STOCK  66987V109 1068694   19820       xx                     3810
 ADR                                                          xx         12          2800
                                                              xx         32          6000
                                                              xx         35          7210
 ORACLE CORP    COMMON STOCK  68389X105  945820   65274       xx                     8450
                                                              xx         12          5800
                                                              xx         32         17100
                                                              xx         35         33924
 PEPSICO INC.   COMMON STOCK  713448108 2255343   37564       xx                     6240  750
                                                              xx         12          2344
                                                              xx         32         13468
                                                              xx         35         14762
 PFIZER INC.    COMMON STOCK  717081103  892799   38040       xx                     8178
                                                              xx         12         11975
                                                              xx         32          6687
                                                              xx         35         11200
 PROCTER &      COMMON STOCK  742718109 3096976   55701       xx                    10525  800
 GAMBLE CO.                                                   xx         12         16300
                                                              xx         32         11072
                                                              xx         35         17004
 SCHLUMBERGER   COMMON STOCK  806857108  579479    8900       xx                     4000
 LTD                                                          xx         12           500
                                                              xx         32          4400
 SONOSITE INC   COMMON STOCK  83568G104 1540636   39463       xx                     5845
                                                              xx         12          2700
                                                              xx         32          3750
                                                              xx         35         27168

                                                                      PAGE: 7
 AS OF: JUNE 30, 2006              FORM 13F              SEC FILE # MICHAEL J
                                                                PUZO\28-06165

                                                    ITEM 5:                           ITEM 8:
                                         ITEM 4:    SHARES     ITEM 6:            VOTING AUTHORITY
                               ITEM 3:    FAIR        OR     INVESTMENT           ----------------
ITEM 1:           ITEM 2:       CUSIP    MARKET    PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------- -------------- --------- ---------- --------- ----------- -------- ---- ------ ----
STATE STREET    COMMON STOCK  857477103     621563   10700       xx                     2100
CORP.                                                            xx         12          5600
                                                                 xx         32          3000
SUNCOR          COMMON STOCK  867229106    1038143   12815       xx                      515
ENERGY INC.                                                      xx         12           500
                                                                 xx         35         11800
SYMANTEC        COMMON STOCK  871503108     353690   22760       xx                     7960
CORP.                                                            xx         32          1300
                                                                 xx         35         13500
3 M COMPANY     COMMON STOCK  88579Y101    3725839   46129       xx                    16255  400
                                                                 xx         12          3318
                                                                 xx         32         13576
                                                                 xx         35         12580
UNITED          COMMON STOCK  911163103     958769   29036       xx                     5460
NATURAL                                                          xx         12          1000
FOODS INC.                                                       xx         32           600
                                                                 xx         35         21976
VERISIGN INC.   COMMON STOCK  92343E102     837827   36160       xx                     7660
                                                                 xx         12          1900
                                                                 xx         32          1200
                                                                 xx         35         25400
ZIMMER          COMMON STOCK  98956P102     622786   10980       xx                      360
HOLDINGS                                                         xx         12           100
INC.                                                             xx         32          4970
                                                                 xx         35          5550
TOTAL:                                  85,227,945